Other (Income)/ Deductions - Net - Footnotes - Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Available-for-sale debt securities, gross realized loss	$ 402	$ 281	$ 548
Available-for-sale debt securities, gross realized gain	280	451	666
Proceeds from sale of available-for-sale debt securities	5,700	5,100	10,200
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Debt Securities [Member]
Derivative [Line Items]
Loss on derivative instruments, net, pretax	$ 18	$ 120	$ 64